UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington,  D.C.  20549

FORM 13F
FORM13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	New Amsterdam Partners, LLC
Address:	475 Park Avenue South, 20th Floor
	New York, NY, 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nathaniel Paull
Title:	Partner and Senior Portfolio Manager
Phone:	212-689-1500
Signature, Place, and Date of Signing:

	Nathaniel Paull	New York, New York	August 4, 1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:        46

Form 13F Information Table Value Total:  $843,181


List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp.                      COM              00130H105    24465   420900 SH       SOLE                   182700            238200
Altera Corporation             COM              021441100     9008   244700 SH       SOLE                    98800            145900
American Power Conversion      COM              029066107    24518  1218300 SH       SOLE                   562400            655900
Amgen Inc                      COM              031162100    28264   464300 SH       SOLE                   203600            260700
Avon Products                  COM              054303102    24836   447500 SH       SOLE                   201400            246100
BellSouth Corporation          COM              079860102    20710   449000 SH       SOLE                   206200            242800
BestFoods                      COM              08658U101    14652   296000 SH       SOLE                   123300            172700
Cable Design Tech CP -CL       COM              126924109     2509   162500 SH       SOLE                    63300             99200
CenturyTel Inc                 COM              156700106    27456   690725 SH       SOLE                   341725            349000
Citigroup Inc                  COM              172967101     1243    26173 SH       SOLE                    26173
Conseco Inc                    COM              208464107     7835   257400 SH       SOLE                    96800            160600
Countrywide Credit Ind Inc     COM              222372104    17996   420950 SH       SOLE                   188050            232900
DTE Energy Company             COM              233331107    18647   457600 SH       SOLE                   198100            259500
EMC Corp/Mass                  COM              268648102    29166   530300 SH       SOLE                   237400            292900
Edwards Ag Inc                 COM              281760108    14800   458900 SH       SOLE                   197300            261600
Express Scripts Inc-Cl A       COM              302182100    21330   354400 SH       SOLE                   162100            192300
Ford Motor Co.                 COM              345370100     1230    21800 SH       SOLE                    21800
Franklin Resources             COM              354613101    12415   305600 SH       SOLE                   134800            170800
Furniture Brands Intl Inc      COM              360921100    21837   783400 SH       SOLE                   344200            439200
Gillette Co                    COM              375766102    13575   331100 SH       SOLE                   145700            185400
Health Management              COM              421933102    12827  1140175 SH       SOLE                   521464            618711
Jones Apparel Group Inc        COM              480074103    27090   789500 SH       SOLE                   338400            451100
King World Productions         COM              495667107    20205   580400 SH       SOLE                   251700            328700
Knight-Ridder Inc              COM              499040103    16888   306700 SH       SOLE                   135100            171600
Lear Corporation               COM              521865105    19104   384000 SH       SOLE                   144100            239900
Mattel Inc                     COM              577081102    12229   468088 SH       SOLE                   196552            271536
Maxim Integrated Products      COM              57772K101    30730   462100 SH       SOLE                   206000            256100
Merrill Lynch & Co. Inc.       COM              590188108     5056    63600 SH       SOLE                    41500             22100
Microsoft Corp                 COM              594918104    22745   252200 SH       SOLE                   115900            136300
Omnicom Group Inc              COM              681919106    28600   357500 SH       SOLE                   165800            191700
OutBack Steakhouse Inc         COM              689899102    22312   567550 SH       SOLE                   241950            325600
Phillips Petroleum             COM              718507106    20331   404100 SH       SOLE                   173900            230200
Praxair Inc                    COM              74005P104    15949   325900 SH       SOLE                   137800            188100
SLM Holding Corp               COM              78442A109    19328   421900 SH       SOLE                   186700            235200
Safeway Inc                    COM              786514208    25334   511800 SH       SOLE                   244400            267400
Schering Plough Corp           COM              806605101    24533   467300 SH       SOLE                   223400            243900
Solectron Corp.                COM              834182107    30249   453600 SH       SOLE                   209000            244600
Southdown Inc                  COM              841297104    20682   321900 SH       SOLE                   143100            178800
TJX Companies                  COM              872540109    21139   634572 SH       SOLE                   270072            364500
Tommy Hilfiger Corp            COM              G8915Z102    24758   338000 SH       SOLE                   152000            186000
Union Carbide Corp Hldg        COM              905581104    14566   298800 SH       SOLE                   132900            165900
VF Corp                        COM              918204108      979    22900 SH       SOLE                    22900
Veritas Software Corp          COM              923436109    15978   168300 SH       SOLE                    72700             95600
Wal Mart Stores Inc            COM              931142103    24690   511700 SH       SOLE                   240700            271000
Watson Pharmaceuticals Inc     COM              942683103    13723   391400 SH       SOLE                   162800            228600
Wellpoint Health Networks Inc  COM              94973H108    16661   196300 SH       SOLE                    83800            112500